March 3, 1997


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Strategic Series
          -John Hancock Strategic Income Fund
          -John Hancock Sovereign U.S. Government Income Fund
             File Nos. 811-4651; 33-5186

         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus for John Hancock Strategic Income Fund and John Hancock Sovereign U.S. Government Income Fund and Statement of Additional Information for John Hancock Sovereign U.S. Government Fund dated March 1, 1997 that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,

/s/ Marilyn Lutzer

Marilyn Lutzer